NATURE OF BUSINESS (Details Narrative) - $ / shares	Dec. 31, 2023	Nov. 29, 2023	Dec. 31, 2022	Oct. 07, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common stock, shares authorized	250,000,000	250,000,000	250,000,000	170,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001